6. PROPERTY, PLANT & EQUIPMENT	12 Months Ended
Dec. 31, 2025
Notes
6. PROPERTY, PLANT & EQUIPMENT

6.PROPERTY, PLANT & EQUIPMENT

	As of	As of
	December 31,	December 31,
	2025	2024
Property, Plant & Equipment:
Computers and equipment	$839,050	$103,746
Accumulated depreciation	(168,672)	(60,763)
Net computers and equipment	670,378	42,983
Furniture and fixtures	406,786	4,146
Accumulated depreciation	(30,870)	(69)
Net furniture and fixtures	375,916	4,077
Vehicles	4,206,086	202,927
Accumulated depreciation	(401,793)	(6,577)
Net vehicles	3,804,293	196,351
Leasehold improvements	200,032	59,410
Accumulated depreciation	(35,043)	(1,226)
Net leasehold improvements	164,989	58,184
Business equipment (Including drone equipment)	6,993,179	117,751
Accumulated depreciation	(316,311)	(2,651)
Net business equipment	6,676,868	115,100
Total Property Plant & Equipment (PPE), gross	12,645,133	487,981
Total Accumulated depreciation	(952,689)	(71,286)
Total Property Plant & Equipment (PPE), net	$11,692,444	$416,695

ZenaTech acquired computers for $740,057, furniture and fixtures $402,830 and made leasehold improvements for $143,344 during the year ended December 31, 2025.

The Company also acquired vehicles for $4,032,643 and disposed vehicles for $(20,188), bought business equipment for $6,880,822 (including drones internally developed $ 2,028,290) during the year ended December 31, 2025.

During 2024 ZenaTech acquired computers for $21,269, furniture and fixtures $4,146 and made leasehold improvements for $59,410. ZenaTech also acquired three vehicles for $202,927 USD or $291,911 and bought business equipment for $117,751 USD or $169,385 during 2024. These assets are depreciated over 6-years using straight line depreciation.